Income Taxes - Reconciliation Between Income Tax Expense (Benefit) Recognized And Computed (Detail) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012
Reconciliation
Income tax expense at federal statutory rate (35%)			$ 85,000	$ 186,000
State income taxes			13,000	13,000
Change in valuation allowance			382,000	(160,000)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico			(245,000)	0
Imputed interest expense on notes payable - related parties			(193,000)	(32,000)
Other, net			(22,000)	13,000
Income tax expense	7,000	7,000	20,000	20,000
Cortelco Systems Holding Corp [Member]
Reconciliation
Income tax expense at federal statutory rate (35%)			486,000	349,000
State income taxes			21,000	33,000
Change in valuation allowance			64,000	(35,000)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico			(176,000)	0
Imputed interest expense on notes payable - related parties			(193,000)	(32,000)
Other, net			3,000	4,000
Income tax expense	$ (35,000)	$ 114,000	$ 205,000	$ 319,000